Intangible assets, net and Goodwill - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Basis of presentation
Gross Carrying Amount	$ 1,498,744	$ 1,478,430
Accumulated Amortization	(413,347)	(305,985)
Net Carrying Amount	1,085,397	1,172,445
Licenses and service agreements
Basis of presentation
Gross Carrying Amount	1,290,199	1,279,705
Accumulated Amortization	(331,593)	(248,083)
Net Carrying Amount	958,606	1,031,622
Trade names
Basis of presentation
Gross Carrying Amount	166,843	167,009
Accumulated Amortization	(60,375)	(41,998)
Net Carrying Amount	106,468	125,011
Intellectual property and know-how
Basis of presentation
Gross Carrying Amount	9,365
Accumulated Amortization	(1,889)
Net Carrying Amount	7,476
Non-compete agreements
Basis of presentation
Gross Carrying Amount	32,337	31,716
Accumulated Amortization	(19,490)	(15,904)
Net Carrying Amount	$ 12,847	$ 15,812